Expense Example {- Franklin LifeSmart™ 2045 Retirement Target Fund} - Franklin Templeton Fund Allocator Series RTF-25 - Franklin LifeSmart™ 2045 Retirement Target Fund	Dec. 01, 2020 USD ($)
Class A
Expense Example:
1 year	$ 618
3 years	896
5 years	1,194
10 years	2,041
Class C
Expense Example:
1 year	248
3 years	597
5 years	1,073
10 years	2,389
Class R
Expense Example:
1 year	97
3 years	443
5 years	814
10 years	1,855
Class R6
Expense Example:
1 year	41
3 years	224
5 years	423
10 years	996
Advisor Class
Expense Example:
1 year	46
3 years	287
5 years	548
10 years	$ 1,292